FINANCIAL INSTRUMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) transaction	Dec. 31, 2022 USD ($)	May 12, 2021	Apr. 23, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of cash-settled commodity swap transactions | transaction	2
Collateral deposits on swap agreements	$ 7,090	$ 8,770
River Box | Net Income | Customer Concentration Risk
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Concentration risk, percentage	9.00%	4.00%
7.25% senior unsecured sustainability-linked bonds due 2026
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate (as a percent)	7.25%		7.25%
4.875% senior unsecured convertible bonds due 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate (as a percent)	4.875%			4.875%
River Box
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total loans to related parties - associated companies, long-term	$ 45,000	$ 45,000